Combined Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total Derivative Assets	$ 4,892	$ 12,709
Total Derivative Liabilities	(7,293)	(2,899)
Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	4,742	12,005
Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	150	704
Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(5,072)	(1,389)
Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(2,221)	(1,510)
Crude Oil - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	16	90
Crude Oil - Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	51	0
Crude Oil - Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(177)	(307)
Crude Oil - Three Way Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	9	0
Crude Oil - Three Way Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	26	0
Crude Oil - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(85)	(45)
Crude Oil - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(58)	(509)
Natural Gas Liquids - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	572	535
Natural Gas Liquids - Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(162)	0
Natural Gas - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	406	2,416
Natural Gas - Swaps | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	21	239
Natural Gas - Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(2,457)	(785)
Natural Gas - Swaps | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(997)	(434)
Natural Gas - Swaption | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	0	354
Natural Gas - Swaption | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(427)	0
Natural Gas - Three Way Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	460	1,021
Natural Gas - Three Way Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	52	465
Natural Gas - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(202)	(35)
Natural Gas - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(438)	(35)
Natural Gas - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,823	4,211
Natural Gas - Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(98)	0
Natural Gas - Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(299)	(166)
Natural Gas - Puts | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,456	3,378
Crude Oil Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(1,322)	(217)
Crude Oil - Deferred Put Spread | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(50)	0
Crude Oil - Deferred Put Spread | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(151)	0
Natural Gas - Calls | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(92)	0
Natural Gas - Calls | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	$ (278)	$ (366)